Segment reporting	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a

Segment reporting
UBS’s

businesses

are

organized

globally

into

four

business
divisions:

Global

Wealth

Management,

Personal

&

Corporate
Banking,

Asset Management

and the

Investment Bank.

All four
business divisions

are supported

by Group

Functions and

qualify
as

reportable

segments

for

the

purpose

of

segment

reporting.
Together with Group Functions, the four business divisions reflect the management structure of the Group.

–

Global

Wealth

Management

provides

financial

services,
advice and solutions to private clients, in particular in the ultra high

net

worth

and

high

net

worth

segments.

Its

offering
ranges from

investment management

to estate

planning and
corporate

finance

advice,

in

addition

to

specific

wealth
management

products

and

services.

The

business

division

is
managed globally across the regions.

–

Personal & Corporate Banking

serves its private, corporate,
and

institutional

client
s
’

needs
,   from
basic

banking

to
retirement, financing,

investments and

strategic transactions,
in

Switzerland
,
through

its

branch

network

and

digital
channels.
–

Asset

Management

is

a

large-scale

and

diversified

global
asset

manager.

It

offers

investment

capabilities

and

styles
across all major traditional

and alternative asset classes,

as well
as

advisory

support

to

institutions,

wholesale

intermediaries
and wealth management clients globally.

–

The
Investment

Bank

provides

a

range

of

services

to
institutional,

corporate

and

wealth

management

clients
globally,

to

help

them

raise

capital,

grow

their

businesses,
invest and manage risks. Its offering includes advisory services, facilitating clients raising debt

and equity from the

public and
private

markets
  and
capital

markets,

cash

and

derivatives
trading across equities and fixed income,

and financing.

–

Group

Functions

is

made

up

of

the

following

major

areas:
Group

Se
rvices   (
which

consists

of
Technology,   Corporate
Services,
Human

Resources
,   Finance,
Legal,

Risk

Control,
Compliance,

Regulatory

&

Governance,

Communications

&
Branding and Group

Sustainability and Impact),

Group Treasury
and Non-core and Legacy Portfolio.
Financial

information

about

the

four

business

divisions

and
Group Functions is presented

separately in internal management
reports

to

the

Group

Executive

Board

(the

GEB),

which

is
considered

the

“chief

operating

decision

maker”

pursuant

to
IFRS 8,
Operating Segments
.
UBS’s internal accounting policies,

which include management
accounting policies

and service

level agreements,

determine the
revenues

and

expenses

directly

attributable

to

each

reportable
segment.

Transactions

between

the

reportable

segments

are
carried

out

at

internally

agreed

rates

and

are

reflected

in

the
operating

results

of

the

reportable

segments.

Revenue-sharing
agreements

are

used

to

allocate

external

client

revenues

to
reportable

segments

where

several

reportable

segments

are
involved in the value

creation chain. Total intersegment

revenues
for the Group are immaterial, as the majority

of the revenues are
allocated

across

the

segments

by

means

of

revenue-sharing
agreements.

Interest

income

earned

from

managing

UBS’s
consolidated equity is allocated to the reportable

segments based
on

average

attributed

equity

and

currency

composition.

Assets
and liabilities of the reportable segments are funded

through and
invested

with

Group

Functions,

and

the

net

interest

margin

is
reflected in the results of each reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not
include intercompany

balances. This

view is

in line

with internal
reporting to the

GEB. If one

operating segment is

involved in an
external transaction together with another operating segment or
Group Functions,

additional criteria

are considered

to determine
the segment that

will report

the associated

assets. This

will include
a

consideration

of

which

segment’s

business

needs

are

being
addressed by the transaction and which segment is providing the funding

and

/

or

resources.

Allocation

of

liabilities

follows

the
same principles.
Non-current

assets disclosed

for segment

reporting

purposes
represent assets that are expected

to be recovered more than

12
months after the reporting

date, excluding financial instruments,
deferred tax assets and post-employment benefits.
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (127) 6,705
Non-interest income 15,175 2,143 2,632 8,972 (233) 28,689
Income 19,419 4,263 2,617 9,454 (359) 35,393
Credit loss (expense) / release 29 86 (1) 34 0 148
Total operating income 19,449 4,349 2,616 9,488 (360) 35,542
Total operating expenses 14,665 2,618 1,586 6,858 330 26,058
Operating profit / (loss) before tax 4,783 1,731 1,030 2,630 (689) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets 395,235 225,370 25,639 346,431 124,507 1,117,182
Additions to non-current assets 56 16 1 30 1,989 2,091
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2020
Net interest income 4,027 2,049 (17) 284 (481) 5,862
Non-interest income
1
13,107 1,858 2,993 9,235 30 27,222
Income 17,134 3,908 2,975 9,519 (452) 33,084
Credit loss (expense) / release (88) (257) (2) (305) (42) (694)
Total operating income 17,045 3,651 2,974 9,214 (494) 32,390
Total operating expenses 13,026 2,392 1,519 6,732 567 24,235
Operating profit / (loss) before tax 4,019 1,259 1,455 2,482 (1,060) 8,155
Tax expense / (benefit) 1,583
Net profit / (loss) 6,572
Additional information
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765
Additions to non-current assets 5 12 385 150 2,294 2,847
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December 2019
Net interest income 3,947 1,992 (25) (669) (744) 4,501
Non-interest income 12,426 1,744 1,962 7,968 367 24,467
Income 16,373 3,736 1,938 7,299 (378) 28,967
Credit loss (expense) / release (20) (21) 0 (30) (7) (78)
Total operating income 16,353 3,715 1,938 7,269 (385) 28,889
Total operating expenses 12,955 2,274 1,406 6,485 192 23,312
Operating profit / (loss) before tax 3,397 1,441 532 784 (577) 5,577
Tax expense / (benefit) 1,267
Net profit / (loss) 4,310
Additional information
Total assets 309,766 209,405 34,565 315,855 102,603 972,194
Additions to non-current assets 68 10 0 1 5,217 5,297
1 Includes a USD 631

million net gain on the sale of a majority stake

in Fondcenter AG (now Clearstream Fund Centre

AG), of which USD
571

million was recognized in Asset Management and USD
60

million was
recognized in Global Wealth Management.
The

operating

regions

shown

in

the

table

below

correspond to
the regional management

structure of the

Group. The allocation
of

operating

income

to

these regions

reflects,

and

is consistent
with,

the

basis

on

which

the

business

is

managed

and

its
performance is

evaluated. These

allocations involve

assumptions
and judgments that

management considers to

be reasonable, and
may

be

refined

to

reflect

changes in

estimates

or

management
structure. The

main principles of

the allocation

methodology are
that

client

revenues

are

attributed

to

the

domicile

of

the

given
client

and

trading

and

portfolio

management

revenues

are
attributed to the country where the

risk is managed. This revenue
attribution

is

consistent

with

the

mandate

of

the

regional
Presidents.

Certain

revenues, such

as

those

related

to Non-core
and Legacy Portfolio in

Group Functions, are managed

at a Group
level. These revenues are included in the
Global

line.
The geographic analysis

of non-current assets

is based on

the
location of the entity in which the given assets are recorded.
For the year ended 31 December 2021
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 14.5 41 9.0 44
of which: USA 13.5 38 8.5 41
Asia Pacific 6.5 18 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.9 14
Switzerland 7.9 22 7.1 35
Global (0.3) (1) 0.0 0
Total 35.5 100 20.5 100
For the year ended 31 December 2020
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 13.0 40 9.0 42
of which: USA 11.7 36 8.4 40
Asia Pacific 6.0 18 1.5 7
Europe, Middle East and Africa (excluding Switzerland) 6.5 20 3.0 14
Switzerland 6.9 21 7.6 36
Global 0.1 0 0.0 0
Total 32.4 100 21.1 100
For the year ended 31 December 2019
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 12.0 42 8.9 44
of which: USA 10.9 38 8.5 42
Asia Pacific 4.7 16 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 5.8 20 3.0 15
Switzerland 6.7 23 7.1 35
Global (0.3) (1) 0.0 0
Total 28.9 100 20.3 100

UBS AG
Entity [Table]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a

Segment reporting
UBS

AG’s

businesses

are

organized

globally

into

four

business
divisions:

Global

Wealth

Management,

Personal

&

Corporate
Banking,

Asset Management

and the

Investment Bank.

All four
business divisions

are supported

by Group

Functions and

qualify
as

reportable

segments

for

the

purpose

of

segment

reporting.
Together with Group Functions, the four business divisions reflect the management structure of UBS AG.

–

Global

Wealth

Management
  pr
ovides

financial

services,
advice and solutions to private clients, in particular in the ultra high

net

worth

and

high

net

worth

segments.

Its

offering
ranges from

investment management

to estate

planning and
corporate

finance

advice,

in

addition

to

specific

wealth
management

products

and

services.

The

business

division

is
managed globally across the regions.

–

Personal & Corporate Banking

serves its private, corporate,
and

institutional

client
s
’

needs
,   from
basic

banking

to
retirement, financing,

investments and

strategic transactions,
in

Switzerland
,
through

its

branch

network

and

digital
channels.
–

Asset

Management

is

a

large-scale

and

diversified

global
asset

manager.

It

offers

investment

capabilities

and

styles
across all major traditional

and alternative asset classes,

as well
as

advisory

support

to

institutions,

wholesale

intermediaries
and wealth management clients globally.

–

The
Investment

Bank

provides

a

range

of

services

to
institutional,

corporate

and

wealth

management

clients
globally,

to

help

them

raise

capital,

grow

their

businesses,
invest and manage risks. Its offering includes advisory services, facilitating clients raising debt

and equity from the

public and
private

markets
  and
capital

markets,

cash

and

derivatives
trading across equities and fixed income,

and financing.

–

Group

Functions

is

made

up

of

the

following

major

areas:
Group

Services
  (
which

consists

of
Technology,   Corporate
Services,
Human

Resources
,   Finance,
Legal,

Ris
k

Control,
Compliance,

Regulatory

&

Governance,

Communications

&
Branding and Group

Sustainability and Impact),

Group Treasury
and Non-core and Legacy Portfolio.
Financial

information

about

the

four

business

divisions

and
Group Functions is presented

separately in internal

management
reports

to

the

Executive

Board,

which

is

considered

the

“chief
operating

decision

maker”

pursuant

to

IFRS 8,
Operating
Segments
.
UBS

AG’s

internal

accounting

policies,

which

include
management

accounting

policies

and

service

level

agreements,
determine the revenues and

expenses directly attributable

to each
reportable

segment.

Transactions

between

the

reportable
segments

are

carried

out

at

internally

agreed

rates

and

are
reflected

in

the

operating

results

of

the

reportable

segments.
Revenue-sharing agreements

are used

to allocate

external client
revenues

to

reportable

segments

where

several

reportable
segments

are

involved

in

the

value

creation

chain.

Total
intersegment revenues for UBS

AG are immaterial, as

the majority
of

the revenues

are

allocated across

the segments

by means

of
revenue-sharing

agreements.

Interest

income

earned

from
managing

UBS

AG’s

consolidated

equity

is

allocated

to

the
reportable

segments

based

on

average

attributed

equity

and
currency

composition.

Assets

and

liabilities

of

the

reportable
segments are funded

through and invested

with Group Functions,
and

the

net

interest

margin

is

reflected

in

the

results

of

each
reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not
include intercompany

balances. This

view is

in line

with internal
reporting to

management. If

one operating

segment is

involved
in

an

external

transaction

together

with

another

operating
segment or Group Functions, additional criteria are considered to determine the segment that will report the associated

assets. This
will

include

a

consideration of

which

segment’s

business needs
are

being

addressed

by

the

transaction

and

which

segment

is
providing the

funding and

/ or

resources. Allocation

of liabilities
follows the same principles.
Non-current

assets disclosed

for segment

reporting

purposes
represent assets that are expected

to be recovered more than

12
months after the reporting date,

excluding financial instruments,
deferred tax assets and post-employment benefits.
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the year ended 31 December 2021
Net interest income 4,244 2,120 (15) 481 (226) 6,605
Non-interest income 15,175 2,144 2,632 8,978 294 29,222
Income 19,419 4,264 2,617 9,459 68 35,828
Credit loss (expense) / release 29 86 (1) 34 0 148
Total operating income 19,449 4,350 2,616 9,493 68 35,976
Total operating expenses 14,743 2,623 1,593 6,902 1,151 27,012
Operating profit / (loss) before tax 4,706 1,726 1,023 2,592 (1,083) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets 395,235 225,425 25,202 346,641 123,641 1,116,145
Additions to non-current assets 56 16 1 30 1,689 1,791
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December 2020
Net interest income 4,027 2,049 (17) 284 (555) 5,788
Non-interest income
1
13,107 1,859 2,993 9,224 504 27,686
Income 17,134 3,908 2,975 9,508 (52) 33,474
Credit loss (expense) / release (88) (257) (2) (305) (42) (695)
Total operating income 17,046 3,651 2,974 9,203 (94) 32,780
Total operating expenses 13,080 2,390 1,520 6,762 1,329 25,081
Operating profit / (loss) before tax 3,965 1,261 1,454 2,441 (1,423) 7,699
Tax expense / (benefit) 1,488
Net profit / (loss) 6,211
Additional information
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327
Additions to non-current assets 5 12 385 150 1,971 2,524
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December 2019
Net interest income 3,947 1,993 (25) (669) (831) 4,415
Non-interest income 12,426 1,745 1,962 7,967 869 24,970
Income 16,373 3,737 1,938 7,298 38 29,385
Credit loss (expense) / release (20) (21) 0 (30) (7) (78)
Total operating income 16,353 3,717 1,938 7,268 31 29,307
Total operating expenses 13,018 2,274 1,407 6,515 925 24,138
Operating profit / (loss) before tax 3,335 1,443 531 753 (893) 5,169
Tax expense / (benefit) 1,198
Net profit / (loss) 3,971
Additional information
Total assets 309,766 209,512 34,565 316,058 102,028 971,927
Additions to non-current assets 68 10 0 1 4,935 5,014
1 Includes a USD 631

million net gain on the sale of a majority stake in Fondcenter AG

(now Clearstream Fund Centre AG), of which USD
571

million was recognized in Asset Management and USD
60

million was
recognized in Global Wealth Management.
The

operating

regions

shown

in

the

table

below

correspond to
the regional management structure of UBS AG. The

allocation of
operating income to these regions

reflects, and is consistent with,
the basis on which

the business is managed and

its performance
is

evaluated.

These

allocations

involve

assumptions

and
judgments

that

management

considers

to

be

reasonable,

and
may

be

refined

to

reflect

changes in

estimates

or

management
structure. The

main principles of

the allocation

methodology are
that

client

revenues

are

attributed

to

the

domicile

of

the

given
client

and

trading

and

portfolio

management

revenues

are
attributed to the country where the

risk is managed. This revenue
attribution

is

consistent

with

the

mandate

of

the

regional
Presidents.

Certain

revenues, such

as

those

related

to Non-core
and Legacy Portfolio in

Group Functions, are managed

at a Group
level. These revenues are included in the
Global

line.
The geographic analysis

of non-current assets

is based on

the
location of the entity in which the given assets are recorded.
For the year ended 31 December 2021
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 14.5 40 9.0 47
of which: USA 13.5 38 8.5 44
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 7.0 19 2.6 13
Switzerland 7.9 22 6.3 33
Global 0.1 0 0.0 0
Total 36.0 100 19.3 100
For the year ended 31 December 2020
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 13.0 40 9.0 45
of which: USA 11.7 36 8.4 42
Asia Pacific 6.0 18 1.4 7
Europe, Middle East and Africa (excluding Switzerland) 6.5 20 2.7 14
Switzerland 6.9 21 6.9 34
Global 0.5 2 0.0 0
Total 32.8 100 20.0 100
For the year ended 31 December 2019
Total operating income Total non-current assets
USD billion Share % USD billion
Share %

Americas 12.0 41 8.9 46
of which: USA 10.9 37 8.5 44
Asia Pacific 4.7 16 1.3 7
Europe, Middle East and Africa (excluding Switzerland) 5.8 20 2.6 13
Switzerland 6.7 23 6.5 34
Global 0.1 0 0.0 0
Total 29.3 100 19.3 100